Transactions with Related Parties - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction
Vessel operating expenses	$ 4,221	$ 4,466	$ 4,330
General and administrative expenses	5,713	6,236	6,253
Executive services agreement with CGP
Related Party Transaction
General and administrative expenses	1,688	1,688	1,688
Capital Ship Management Corp. | Floating fee management agreement
Related Party Transaction
Vessel operating expenses	$ 4,221	$ 4,466	$ 4,330